Other Non-Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Other Assets, Noncurrent [Abstract]
Advances made under EPC and non-EPC contracts	$ 22,809	$ 32,049
Advances made to municipalities for water system enhancements	95,495	89,953
Advances and other asset conveyances to third parties to support LNG terminals	30,707	28,850
Tax-related payments and receivables	27,781	27,615
Information technology service assets	27,416	30,371
Other	18,120	23,193
Other non-current assets, net	$ 222,328	$ 232,031